Basis of preparation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Text block [abstract]
Basis of preparation
2.	Basis of preparation
These financial statements consolidate those of the Company and its subsidiaries (together referred to as the “Group”).
These condensed unaudited consolidated interim financial statements for the six months ended June 30, 2021 (“Interim Financial Statements”) have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the IASB, and should be read in conjunction with the Group’s last annual consolidated financial statements as at and for year ended December 31, 2020 (“last annual financial statements”). They do not include all of the information required for a complete set of financial statements prepared in accordance with IFRS Standards. However selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s consolidated financial position and consolidated performance since the last annual financial statements. These condensed unaudited consolidated interim financial statements were authorized for issue on September 15, 2021.
Going concern
The Group incurred a loss for the
six-month
period ending June 30, 2021 of $75,789 thousand (2020: loss of $89,283 thousand), and operating cash outflows of $19,466 thousand (2020: $87,391 thousand). As of June 30, 2021, the Group had a net asset position of $58,020 thousand (2020: $48,359 thousand). The Group has financed its operations principally through issuances of debt and equity securities and has a strong record of fundraising, evidenced by its successful Series C raise, execution of a $200,000 thousand Convertible Loan Note agreement and the issuance of $50,000 thousand in unsecured bonds in August 2021. The Group requires significant cash resources to, among other things, fund working capital requirements, increase headcount, make capital expenditures (including those related to product development), and expand our business through acquisitions.
The financial statements have been prepared on a going concern basis which the directors consider to be appropriate for the following reasons.
The directors have prepared cash flow forecasts for a period of 12 months from the date of approval of these financial statements which indicate that, taking account of reasonably possible downsides, the Group will have sufficient funds through injections of further investment capital in order to meet its liabilities as they fall due for that period (the going concern period). Based upon the forecasts, the directors are expecting to consummate the Merger and believe that the capital raised will be sufficient to provide adequate funding to service the Group’s obligations, meet liquidity needs and fund necessary capital expenditures through the going concern period. In the event that the Group is unable to consummate the Merger, the directors believe that additional funding will be required to be sought through public or private equity or debt financings to continue operations.
At June 30, 2021, the Group had cash and cash equivalents of $42,381 thousand (2020: $101,757 thousand). The Group has long term debt obligations that mature in August 2022 for $50,000 thousand (Note 19).
While there is no assurance that the Merger will be consummated or, in the event that the Merger is not consummated, that additional funds are available on acceptable terms, the directors believe that they will be successful in raising the additional capital needed to meet working capital and capital expenditure requirements during the going concern period. As noted in Note 1, the Group has entered into a definitive merger agreement with Alkuri Global Acquisition Corp. The Group expects the Merger will be consummated in the second half of 2021 to deliver a minimum amount of $230,000 thousand, which would provide sufficient additional capital to continue operations over the going concern period.
However, the above indicates that there are material uncertainties (ability to fund raise further capital in the short term) related to events or conditions that may cast significant doubt on the Group’s ability to continue as a going concern and therefore, to continue realizing its assets and discharging its liabilities in the normal course of business.
The financial statements do not include any adjustments that would result from the basis of preparation being inappropriate.
Basis of consolidation
Subsidiaries
Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. To determine whether the Group controls an entity, status of voting or similar rights, contractual arrangements and other specific factors are considered. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date on which that control ceases.
The Group holds certain rights in the form of purchase options to acquire additional equity interests in entities that it has an existing shareholding in. These rights are assessed as either substantive or protective in nature to conclude whether the Group exercises control over the entity. This assessment requires judgement relating to both the barriers that may prevent, and the extent to which the Group would benefit from, exercise of those rights and determines whether the Group should consolidate the entity.
In addition, the Company consolidates certain professional service corporations (“PCs”) which are owned, directly or indirectly, and operated by appropriately licensed physicians. The Company maintains control of these PCs through contractual arrangements, which can include service agreements, financing agreements, equity transfer restriction agreements, and employment agreements, or a combination thereof, which are primarily established during the formation of the PCs. At inception, the contractual framework established between the Group and the PCs provides the Group with the power to direct the relevant activities in the conduct of the PC’s non-clinical
administrative and other
non-clinical
business activities. The physicians employed by the PC are exclusively in control of, and responsible for, all aspects of the practice of medicine for their patients. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and a substantive process and whether the acquired set has the ability to produce outputs. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired.
Intercompany transactions, balances and unrealized gains on transactions between the Group’s companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.
Non-controlling
interests in the results and equity of subsidiaries are shown separately in the Consolidated Statement of Profit and Loss and Other Comprehensive Loss, Consolidated Statement of Financial Position and Consolidated Statement of Changes in Equity. Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.
Associates
Associates are those entities in which the Group has significant influence, but not control, over the financial and operating policies.
Associates are accounted for using the equity method and are initially recognized at cost. The Consolidated Financial Statements include the Group’s share of the total comprehensive income and equity movements of equity accounted investees, from the date that significant influence commences until the date that significant influence ceases. When the Group’s share of losses exceeds its interest in an equity accounted investee, the Group’s carrying amount is reduced to nil and recognition of further losses is discontinued except to the extent that the Group has incurred legal or constructive obligations or has made payments on behalf of an investee.
Reclassifications
In 2020, following the start of the VBC (Value-Based Care) revenue stream, management reviewed the presentation of the Consolidated Statement of Profit and Loss and considered whether it continued to provide relevant and reliable information to stakeholders. It was concluded that there should be an update to how certain expenses were classified and therefore the Group has changed its accounting policy for expense classifications. Previously, the Group had disclosed Depreciation and Amortization as a separate expense category, whereas now Depreciation and Amortization costs are allocated to their relevant function.
In addition, in preparing these financial statements, the Group elected to separately present costs of revenue relating to Platform and application expenses including amortization and impairment and Research and Development expenses excluding amortization and impairment in its Consolidated Statement of Profit and Loss. The elective disaggregated presentation of amounts previously classified as Research & Development and Technology expenses was applied retrospectively to the Company’s Consolidated Financial Statements.
With the exception of the change in presentation in the Consolidated Statement of Profit and Loss, these elective changes had no impact on the Group’s Loss for the period or to the condensed consolidated interim financial statements as of and for the period ended June 30, 2021 and 2020.
Change in accounting policies
R&D tax credits claimed and reimbursed through the U.K. research and development expenditure credit scheme (the “RDEC Scheme”) are recognized gross as a deferred income grant liability on the balance sheet and as a reduction to Platform and application expenses over the period of expected benefit from the expenditure. The related tax charge on the credit is recognized in the year of the tax credit. This represents a change in accounting policy elected by the Group for the year ended December 31, 2020. The change in accounting policy did not have a material impact on the consolidated financial statements.
2.	Basis of preparation
These financial statements consolidate those of the Company and its subsidiaries (together referred to as the “Group”).
The Group financial statements have been prepared on the historical cost basis and approved by the Directors in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board. These consolidated financial statements were authorized for issue on September 15, 2021.
The accounting policies set out below have, unless otherwise stated, been applied consistently to all periods presented in these Group financial statements.
Judgements made by the directors, in the application of these accounting policies that have significant effect on the financial statements and estimates with a significant risk of material adjustment in the next year, are discussed in Note 3.
Going concern
At December 31, 2020, the Group incurred a loss for the year of $184,451 thousand (2019: loss of $149,980 thousand), and operating cash outflows of $143,430 thousand (2019: $143,614 thousand). As of December 31, 2020 the Group had a net asset position of $48,359 thousand (2019: $173,797 thousand). The Group has financed its operations principally through issuances of debt and equity securities and has a strong record of fundraising, evidenced by its successful Series C raise, execution of a $200,000 thousand Convertible Loan Note agreement and the issuance of $50,000 thousand in unsecured bonds in August 2021. The Group requires significant cash resources to, among other things, fund working capital requirements, increase headcount, make capital expenditures (including those related to product development), and expand our business through acquisitions.
The financial statements have been prepared on a going concern basis which the directors consider to be appropriate for the following reasons.
The directors have prepared cash flow forecasts for a period of 12 months from the date of approval of these financial statements which indicate that, taking account of reasonably possible downsides, the Group will have sufficient funds through injections of further investment capital in order to meet its liabilities as they fall due for that period (the going concern period). Based upon the forecasts, the directors are expecting to consummate the Merger and believe that the capital raised will be sufficient to provide adequate funding to service our obligations, meet liquidity needs and fund necessary capital expenditures through the going concern period. In the event that the Group is unable to consummate the Merger additional funding will be required to be sought through public or private equity or debt financings to continue our operations.
At December 31, 2020, the Group had cash and cash equivalents of $101,757 thousand (2019: $214,888 thousand). The Group has long term debt obligations that mature in August 2022 for $50,000 thousand (Note 28).
While there is no assurance that the Merger will be consummated or, in the event that the Merger is not consummated, that additional funds are available on acceptable terms, the directors believe that they will be successful in raising the additional capital needed to meet working capital and capital expenditure requirements during the going concern period. As noted in Note 28, the Group has entered into a definitive merger agreement with Alkuri Global Acquisition Corp. The Group expects the Merger will be consummated in the second half of 2021 to deliver a minimum amount of $230,000 thousand, which would provide sufficient additional capital to continue operations over the going concern period. However, the above indicates that there are material uncertainties (ability to fund raise further capital in the short term) related to events or conditions that may cast significant doubt on the Group’s ability to continue as a going concern and therefore, to continue realizing its assets and discharging its liabilities in the normal course of business.
The financial statements do not include any adjustments that would result from the basis of preparation being inappropriate.
Basis of consolidation
Subsidiaries
Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. To determine whether the Group controls an entity, status of voting or similar rights, contractual arrangements and other specific factors are considered. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date on which that control ceases.
The Group holds certain rights in the form of purchase options to acquire additional equity interests in entities that it has an existing shareholding in. These rights are assessed as either substantive or protective in nature to conclude whether the Group exercises control over the entity. This assessment requires judgement relating to both the barriers that may prevent, and the extent to which the Group would benefit from, exercise of those rights and determines whether the Group should consolidate the entity.
In addition, the Company consolidates certain professional service corporations (“PCs”) which are owned, directly or indirectly, and operated by appropriately licensed physicians. The Company maintains control of these PCs through contractual arrangements, which can include service agreements, financing agreements, equity transfer restriction agreements, and employment agreements, or a combination thereof, which are primarily established during the formation of the PCs. At inception, the contractual framework established between the Group and the PCs provides the Group with the power to direct the relevant activities in the conduct of the PC’s non-clinical administrative and other non-clinical business activities. The physicians employed by the PC are exclusively in control of, and responsible for, all aspects of the practice of medicine for their patients. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and a substantive process and whether the acquired set has the ability to produce outputs. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired.
Intercompany transactions, balances and unrealized gains on transactions between the Group’s companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.
Non-controlling
interests in the results and equity of subsidiaries are shown separately in the Consolidated Statement of Profit and Loss and Other Comprehensive Loss, Consolidated Statement of Financial Position and Consolidated Statement of Changes in Equity. Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.
Associates
Associates are those entities in which the Group has significant influence, but not control, over the financial and operating policies.
Associates are accounted for using the equity method and are initially recognized at cost. The Consolidated Financial Statements include the Group’s share of the total comprehensive income and equity movements of equity accounted investees, from the date that significant influence commences until the date that significant influence ceases. When the Group’s share of losses exceeds its interest in an equity accounted investee, the Group’s carrying amount is reduced to nil and recognition of further losses is discontinued except to the extent that the Group has incurred legal or constructive obligations or has made payments on behalf of an investee.
Reclassifications
In 2020, following the start of the VBC (Value-Based Care) revenue stream, management reviewed the presentation of the Consolidated Statement of Profit and Loss and considered whether it continued to provide relevant and reliable information to stakeholders. It was concluded that there should be an update to how certain expenses were classified and therefore the Group has changed its accounting policy for expense classifications. Previously, the Group had disclosed Depreciation and Amortization as a separate expense category, whereas now Depreciation and Amortization costs are allocated to their relevant function.
In addition, the Group elected to separately present costs of revenue relating to its Platform and application expenses, including the amortization and impairment, and Research and development expenses, excluding the amortization and impairment, in its Consolidated Statement of Profit and Loss. The elective disaggregated presentation of amounts previously classified as Research & development and technology expenses was applied retrospectively to the Company’s Consolidated Financial Statements.
With the exception of the change in presentation in the Consolidated Statement of Profit and Loss, these elective changes had no impact on the Group’s Loss for the period or to the consolidated financial statements as of and for the years ended December 31, 2021 and 2020.
Change in accounting policies
R&D tax credits claimed and reimbursed through the U.K. research and development expenditure credit scheme (the “RDEC Scheme”) are recognized gross as a deferred income grant liability on the balance sheet and as a reduction to Platform & application expenses over the period of expected benefit from the expenditure. The related tax charge on the credit is recognised in the year of the tax credit. This represents a change in accounting policy elected by the Group for the year ended December 31, 2020. The change in accounting policy did not have a material impact on the consolidated financial statements.